Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	AIADVERTISING, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0000743758
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	30-0050402